T. ROWE PRICE International Stock Portfolio
March 31, 2024 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 1.1%
Common Stocks 1.1%
MercadoLibre (USD) (1) 1,789 2,705
Total Argentina (Cost
$2,126
)
2,705
BRAZIL 1.3%
Common Stocks 1.3%
B3  319,392 764
Localiza Rent a Car  55,362 607
Raia Drogasil  171,095 937
Suzano  69,749 890
Total Brazil (Cost
$2,679
)
3,198
CANADA 9.6%
Common Stocks 9.6%
Canadian National Railway (USD) (2) 25,382 3,343
Canadian Pacific Kansas City (USD)  32,870 2,898
Constellation Software  1,198 3,272
Constellation Software, Warrants,
3/31/40 (1)(3) 1,253 —
Definity Financial  27,084 863
Descartes Systems Group (USD) (1) 13,939 1,276
Element Fleet Management  132,519 2,141
National Bank of Canada  16,990 1,431
Shopify, Class A (USD) (1) 26,630 2,055
Suncor Energy  100,420 3,706
TMX Group  126,921 3,348
Total Canada (Cost
$18,809
)
24,333
CAYMAN ISLANDS 0.5%
Convertible Preferred
Stocks 0.5%
ByteDance, Series E, Acquisition
Date: 7/8/19, Cost $273 (USD) (1)
(3)(4) 5,545 1,324
Total Cayman Islands (Cost
$273
)
1,324
CHINA 5.7%
Common Stocks 3.8%
58.com (USD) (1)(3) 65,164 —
Alibaba Group Holding, ADR (USD)  24,254 1,755
BeiGene, ADR (USD) (1)(2) 8,194 1,282
JD Health International (HKD) (1) 173,150 615
KE Holdings, ADR (USD)  117,000 1,606
PDD Holdings, ADR (USD) (1) 8,164 949
Silergy (TWD)  66,000 677
Tencent Holdings (HKD)  43,900 1,710
Yum China Holdings (USD)  23,999 955
9,549
Shares $ Value
(Cost and value in $000s)
Common Stocks - China A
Shares 1.9%
Kweichow Moutai, A Shares (CNH)  5,870 1,383
NARI Technology, A Shares (CNH)  439,396 1,466
Shandong Pharmaceutical Glass, A
Shares (CNH)  203,800 808
Shenzhen Inovance Technology, A
Shares (CNH)  152,400 1,270
4,927
Total China (Cost
$12,958
)
14,476
DENMARK 2.8%
Common Stocks 2.8%
Coloplast, Class B  7,410 1,000
Genmab (1) 3,810 1,142
Novo Nordisk, ADR (USD)  38,985 5,006
Total Denmark (Cost
$4,855
)
7,148
FRANCE 6.6%
Common Stocks 6.6%
Capgemini  10,148 2,335
Dassault Aviation  11,970 2,635
Dassault Systemes  18,906 837
LVMH Moet Hennessy Louis Vuitton  3,745 3,370
Safran  14,621 3,311
Sartorius Stedim Biotech  6,938 1,979
Thales  12,782 2,179
Total France (Cost
$9,630
)
16,646
GERMANY 7.1%
Common Stocks 6.5%
Deutsche Boerse  6,526 1,336
Deutsche Telekom  169,617 4,117
Douglas (1) 37,493 864
Evotec (1) 97,966 1,527
Infineon Technologies  19,180 652
Merck  5,708 1,007
Puma  18,753 849
SAP  18,820 3,665
Schott Pharma  24,857 1,063
Siemens  6,712 1,282
16,362
Preferred Stocks 0.6%
Sartorius  4,225 1,678
1,678
Total Germany (Cost
$15,480
)
18,040
HONG KONG 1.6%
Common Stocks 1.6%
AIA Group  403,400 2,714

T. ROWE PRICE International Stock Portfolio

Shares $ Value
(Cost and value in $000s)
Hong Kong Exchanges & Clearing  43,900 1,279
Total Hong Kong (Cost
$2,504
)
3,993
INDIA 5.9%
Common Stocks 5.9%
Axis Bank  258,846 3,260
HDFC Bank  176,248 3,072
HDFC Life Insurance  170,639 1,296
Larsen & Toubro  59,376 2,686
NTPC  891,848 3,619
Varun Beverages  64,845 1,090
Total India (Cost
$9,180
)
15,023
INDONESIA 1.5%
Common Stocks 1.5%
Bank Central Asia  3,853,800 2,451
Sarana Menara Nusantara  13,886,800 753
Telkom Indonesia Persero  2,022,900 445
Total Indonesia (Cost
$1,543
)
3,649
ITALY 1.7%
Common Stocks 1.7%
Banca Mediolanum  161,149 1,771
DiaSorin  16,028 1,547
Ermenegildo Zegna (USD) (2) 74,012 1,084
Total Italy (Cost
$3,804
)
4,402
JAPAN 13.8%
Common Stocks 13.8%
Calbee  74,000 1,676
Chugai Pharmaceutical  72,600 2,769
Daiichi Sankyo  63,900 2,016
Daikin Industries  7,700 1,048
Disco  8,700 3,287
Hikari Tsushin  7,000 1,307
Keyence  5,300 2,435
LY  353,300 905
Mitsui Fudosan  92,700 1,009
Murata Manufacturing  98,100 1,830
Nextage  69,000 1,324
Nippon Telegraph & Telephone  1,280,900 1,521
Olympus  182,900 2,673
Persol Holdings  830,000 1,171
Recruit Holdings  52,000 2,304
Seven & i Holdings  206,700 3,012
Shimadzu  29,400 822
SMC (2) 1,100 616
Sony Group  23,400 2,007
Stanley Electric  10,200 190
Sumitomo Metal Mining (2) 33,900 1,027
Total Japan (Cost
$27,708
)
34,949
Shares $ Value
(Cost and value in $000s)
MEXICO 0.2%
Common Stocks 0.2%
Grupo Mexico, Series B  70,400 419
Total Mexico (Cost
$396
)
419
NETHERLANDS 8.1%
Common Stocks 8.1%
Adyen (1) 1,096 1,851
Akzo Nobel  21,812 1,630
Argenx, ADR (USD) (1) 2,849 1,122
ASML Holding  8,686 8,421
Heineken  22,818 2,200
ING Groep  57,433 945
Prosus  135,149 4,230
Total Netherlands (Cost
$11,379
)
20,399
NORWAY 0.6%
Common Stocks 0.6%
Equinor, ADR (USD)  54,600 1,476
Total Norway (Cost
$1,410
)
1,476
PHILIPPINES 0.7%
Common Stocks 0.7%
SM Investments  107,675 1,863
Total Philippines (Cost
$1,689
)
1,863
PORTUGAL 1.4%
Common Stocks 1.4%
Galp Energia  115,795 1,915
Jeronimo Martins  77,986 1,547
Total Portugal (Cost
$2,481
)
3,462
SAUDI ARABIA 0.7%
Common Stocks 0.7%
Saudi National Bank  154,444 1,655
Total Saudi Arabia (Cost
$1,438
)
1,655
SINGAPORE 0.5%
Common Stocks 0.5%
Sea, ADR (USD) (1) 23,679 1,272
Total Singapore (Cost
$1,031
)
1,272
SOUTH AFRICA 0.3%
Common Stocks 0.3%
Capitec Bank Holdings  6,940 768
Total South Africa (Cost
$339
)
768

T. ROWE PRICE International Stock Portfolio

Shares $ Value
(Cost and value in $000s)
SOUTH KOREA 2.9%
Common Stocks 2.9%
LG Chem  3,280 1,070
NAVER  6,649 925
Samsung Electronics  87,904 5,380
Total South Korea (Cost
$4,334
)
7,375
SPAIN 1.0%
Common Stocks 1.0%
Amadeus IT Group, Class A  37,235 2,390
Total Spain (Cost
$1,753
)
2,390
SWEDEN 2.5%
Common Stocks 2.5%
Assa Abloy, Class B  63,203 1,814
Essity, Class B  122,291 2,905
Hexagon, Class B  136,559 1,614
Total Sweden (Cost
$5,145
)
6,333
SWITZERLAND 5.8%
Common Stocks 5.8%
Alcon (5) 35,429 2,930
Cie Financiere Richemont  12,999 1,979
Julius Baer Group  43,025 2,495
Nestle  38,969 4,141
Partners Group Holding  1,704 2,434
Sonova Holding  1,971 571
Total Switzerland (Cost
$9,476
)
14,550
TAIWAN 4.7%
Common Stocks 4.7%
Taiwan Semiconductor
Manufacturing  484,000 11,781
Total Taiwan (Cost
$1,323
)
11,781
THAILAND 0.2%
Common Stocks 0.2%
CP ALL  376,400 565
Total Thailand (Cost
$393
)
565
UNITED KINGDOM 5.8%
Common Stocks 5.8%
Ashtead Group  6,919 493
AstraZeneca, ADR (USD)  50,047 3,391
Bridgepoint Group  244,157 799
Experian  37,254 1,623
Hiscox  69,131 1,083
Shares $ Value
(Cost and value in $000s)
London Stock Exchange Group  20,312 2,430
Rentokil Initial  157,850 939
Smith & Nephew  169,420 2,121
Unilever (EUR)  34,101 1,712
14,591
Convertible Preferred
Stocks 0.0%
Yulife Holdings, Series C,
Acquisition Date: 10/11/22,
Cost $103 (1)(3)(4) 5,222 118
118
Total United Kingdom (Cost
$12,155
)
14,709
UNITED STATES 2.7%
Common Stocks 2.7%
Canva, Acquisition Date: 8/16/21 -
11/4/21, Cost $470 (1)(3)(4) 276 294
Coupang (1) 32,191 573
Linde (5) 4,158 1,930
Mastercard, Class A  3,038 1,463
Waste Connections  15,125 2,602
6,862
Convertible Preferred
Stocks 0.0%
Canva, Series A, Acquisition Date:
11/4/21, Cost $27 (1)(3)(4) 16 17
17
Total United States (Cost
$3,659
)
6,879
VIETNAM 0.2%
Common Stocks 0.2%
Asia Commercial Bank  500,000 611
Total Vietnam (Cost
$604
)
611
SHORT-TERM INVESTMENTS 1.9%
Money Market Funds 1.9%
T. Rowe Price Government Reserve
Fund, 5.39% (6)(7) 4,848,591 4,849
Total Short-Term Investments
(Cost $4,849) 4,849

T. ROWE PRICE International Stock Portfolio

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve
Fund, 5.39% (6)(7) 1,503,943 1,504
Total Investments in a Pooled Account through
Securities Lending Program with JPMorgan Chase
Bank 1,504
Total Securities Lending Collateral
(Cost $1,504) 1,504
Total Investments in
Securities 100.0%
(Cost $176,907) $ 252,746
Other Assets Less Liabilities 0.0% 77
Net Assets 100.0% $ 252,823
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares and
Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2024.
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $1,753 and represents 0.7% of net assets.
(5) All or a portion of this security is pledged to cover or as collateral for written call options at March 31, 2024.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
CHF Swiss Franc
CNH Offshore China Renminbi
EUR Euro
HKD Hong Kong Dollar
OTC Over-the-counter
TWD Taiwan Dollar
USD U.S. Dollar

T. ROWE PRICE International Stock Portfolio

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley Alcon, Call, 5/17/24 @ 80.00 (CHF) 29 217 (2)
Morgan Stanley Linde, Call, 5/17/24 @ $500.00 3 139 (1)
Total Options Written (Premiums $(7)) $ (3)

T. ROWE PRICE International Stock Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ — $ — $ 64++
Totals $ —# $ — $ 64+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
03/31/24
T. Rowe Price Government Reserve Fund, 5.39% $ 10,703  ¤  ¤ $ 6,353
Total $ 6,353^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $64 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $6,353.

T. ROWE PRICE International Stock Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price International Stock Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of
Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE International Stock Portfolio

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 38,743 $ 204,219 $ 294 $ 243,256
Convertible Preferred Stocks — — 1,459 1,459
Preferred Stocks — 1,678 — 1,678
Short-Term Investments 4,849 — — 4,849
Securities Lending Collateral 1,504 — — 1,504
Total $ 45,096 $ 205,897 $ 1,753 $ 252,746
Liabilities
Option s Written $ — $ 3 $ — $ 3

T. ROWE PRICE International Stock Portfolio

In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
E301-054Q1 03/24